Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	TIAA-CREF LIFE FUNDS
Central Index Key	0001068204
Amendment Flag	false
Document Creation Date	Apr. 30, 2012
Document Effective Date	May 01, 2012
Prospectus Date	May 01, 2012